Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 65,141	$ 66,071	$ 69,424
Increase (decrease) through financing cash flows	8,696	2,247	18,764
Increase (decrease) through effect of changes in foreign exchange rates	474	(664)	(903)
Increase (decrease) through non-cash interest	10,217	8,853	8,481
Increase (decrease) through non-cash impact of amendment	(247)	(671)	(16,008)
Increase (decrease) through other changes			(18,557)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,675)	(10,695)
Liabilities arising from financing activities ending balance	81,606	65,141	66,071
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	10,394	15,560	15,070
Increase (decrease) through financing cash flows	(466)	406	592
Increase (decrease) through effect of changes in foreign exchange rates	182	(365)	(449)
Increase (decrease) through non-cash interest	225	266	427
Increase (decrease) through non-cash impact of amendment		0	0
Increase (decrease) through other changes			(80)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,473)	(5,473)
Liabilities arising from financing activities ending balance	7,862	10,394	15,560
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	43,455	36,373	26,074
Increase (decrease) through financing cash flows		0	27,957
Increase (decrease) through effect of changes in foreign exchange rates		0	0
Increase (decrease) through non-cash interest	9,152	7,762	6,193
Increase (decrease) through non-cash impact of amendment	(247)	(671)	(16,008)
Increase (decrease) through other changes			(12,713)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(82)	(9)
Liabilities arising from financing activities ending balance	52,278	43,455	36,373
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance			8,276
Increase (decrease) through financing cash flows			(8,743)
Increase (decrease) through effect of changes in foreign exchange rates			180
Increase (decrease) through non-cash interest			819
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through other changes			(532)
Unsecured related party loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	0
Increase (decrease) through financing cash flows	9,000
Increase (decrease) through effect of changes in foreign exchange rates	0
Increase (decrease) through non-cash interest	127
Increase (decrease) through non-cash impact of amendment	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(205)
Liabilities arising from financing activities ending balance	8,922	0
Lease Contracts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	3,569	4,620	5,776
Increase (decrease) through financing cash flows	(1,321)	(1,205)	(1,063)
Increase (decrease) through effect of changes in foreign exchange rates	113	(298)	(297)
Increase (decrease) through non-cash interest	479	571	760
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			(556)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	276	(119)
Liabilities arising from financing activities ending balance	3,116	3,569	4,620
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	7,723	9,518	14,228
Increase (decrease) through financing cash flows	1,483	3,046	21
Increase (decrease) through effect of changes in foreign exchange rates	179	(1)	(337)
Increase (decrease) through non-cash interest	234	254	282
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			(4,676)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(191)	(5,094)
Liabilities arising from financing activities ending balance	$ 9,428	7,723	9,518
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		66,071
Liabilities arising from financing activities ending balance			66,071
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		15,560
Liabilities arising from financing activities ending balance			15,560
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		36,373
Liabilities arising from financing activities ending balance			36,373
Previously stated | Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		0
Liabilities arising from financing activities ending balance			0
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 9,518
Liabilities arising from financing activities ending balance			$ 9,518